                                  OMNISOURCE(R)
               ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                                FILE NO. 33-63731


      SUPPLEMENT DATED MAY 2, 2005 TO YOUR PROSPECTUS DATED MAY 2, 2005

               SUPPLEMENT DATED MAY 2, 2005 TO YOUR PROSPECTUS

HARTFORD CAPITAL APPRECIATION INVESTMENT DIVISION - CLOSURE

Effective after the close of regular trading on the New York Stock Exchange on June 15, 2005, Hartford Capital Appreciation Investment Division will be closed to new and subsequent premium payments and transfers of Investment Value.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-5158